Other Assets	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
OTHER ASSETS

NOTE 5 – OTHER ASSETS

Other assets consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Prepayments, non-currents assets	$56,056	$-
Deposit made for potential equity-method investment (note a)	2,478,000	-
Total other assets	$2,534,056	$-

Note a: In May 2024, Mingteng International Corporation Inc. signed equity transfer agreements with Ms. Li Yulan, who owned 90% equity interest in a private company, Planty Holding Limited (“Planty”), to acquire an aggregate of 24.78% equity interest of Planty with a total consideration of $2,478,000. Planty owned a patent which could be used for a specific mold production, and also signed a strategic cooperation agreement with a potential client for the products related to the patent. The total consideration was paid before June 30, 2024 as deposit and the transaction was completed on August 28, 2024.